Financial derivative instrument (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of financial derivative instrument
(In thousands)	December 31, 2021	June 30, 2022
Carrying value as at beginning of period	—	—
Derivates related to convertible promissory note (Note 8)	—	672
Carrying value as at end of period	—	672